Note 5 - Balance Sheet Components - Summary of Property, Plant and Equipment (10Q) (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment, Gross	$ 0	$ 974	$ 1,008
Less: accumulated depreciation	0	(824)	(763)
Total property and equipment, net	0	150	245
Laboratory Equipment [Member]
Property, Plant and Equipment, Gross	0	909	943
Furniture and Fixtures [Member]
Property, Plant and Equipment, Gross	0	28	28
Office Equipment [Member]
Property, Plant and Equipment, Gross	0	25	25
Software Development [Member]
Property, Plant and Equipment, Gross	$ 0	$ 12	$ 12